Distribution Date:	04/11/25	GS Mortgage Securities Trust 2015-GS1
Determination Date:	04/07/25
Next Distribution Date:	05/12/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-GS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
			Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	17-18		Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	27
			-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252AAA4	1.935000%	29,163,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252AAB2	3.470000%	200,000,000.00	199,983,720.77	68,744,599.94	578,286.26	0.00	0.00	69,322,886.20	131,239,120.83	36.27%	30.00%
A-3	36252AAC0	3.734000%	297,565,000.00	297,565,000.00	0.00	925,923.09	0.00	0.00	925,923.09	297,565,000.00	36.27%	30.00%
A-AB	36252AAD8	3.553000%	47,694,000.00	5,728,356.53	2,046,483.26	16,960.71	0.00	0.00	2,063,443.97	3,681,873.27	36.27%	30.00%
A-S	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00	28.72%	23.75%
B	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00	22.37%	18.50%
C	36252AAK2	4.562654%	47,184,000.00	47,184,000.00	0.00	179,403.55	0.00	0.00	179,403.55	47,184,000.00	15.42%	12.75%
D	36252AAL0	3.268000%	42,056,000.00	42,056,000.00	0.00	114,532.51	0.00	0.00	114,532.51	42,056,000.00	9.22%	7.63%
E	36252AAN6	4.562654%	20,515,000.00	20,515,000.00	0.00	52,106.68	0.00	0.00	52,106.68	20,515,000.00	6.20%	5.13%
F*	36252AAQ9	4.562654%	8,207,000.00	8,207,000.00	0.00	0.00	0.00	0.00	0.00	8,207,000.00	4.99%	4.13%
G	36252AAS5	4.562654%	33,849,932.00	33,849,932.00	0.00	0.00	0.00	0.00	0.00	33,849,932.00	0.00%	0.00%
R	36252AAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			820,603,933.00	749,459,009.30	70,791,083.20	2,191,905.44	0.00	0.00	72,982,988.64	678,667,926.10

X-A	36252AAE6	0.897703%	625,710,000.00	554,565,077.30	0.00	414,862.34	700,000.00	0.00	1,114,862.34	483,773,994.10
X-B	36252AAF3	0.324654%	43,082,000.00	43,082,000.00	0.00	11,655.62	0.00	0.00	11,655.62	43,082,000.00
X-D	36252AAM8	1.294654%	42,056,000.00	42,056,000.00	0.00	45,373.31	0.00	0.00	45,373.31	42,056,000.00
Notional SubTotal			710,848,000.00	639,703,077.30	0.00	471,891.27	700,000.00	0.00	1,171,891.27	568,911,994.10

Deal Distribution Total					70,791,083.20	2,663,796.71	700,000.00	0.00	74,154,879.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252AAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252AAB2	999.91860385	343.72299970	2.89143130	0.00000000	0.00000000	0.00000000	0.00000000	346.61443100	656.19560415
A-3	36252AAC0	1,000.00000000	0.00000000	3.11166666	0.00000000	0.00000000	0.00000000	0.00000000	3.11166666	1,000.00000000
A-AB	36252AAD8	120.10643959	42.90861031	0.35561517	0.00000000	0.00000000	0.00000000	0.00000000	43.26422548	77.19782929
A-S	36252AAG1	1,000.00000000	0.00000000	3.36416667	0.00000000	0.00000000	0.00000000	0.00000000	3.36416667	1,000.00000000
B	36252AAH9	1,000.00000000	0.00000000	3.53166659	0.00000000	0.00000000	0.00000000	0.00000000	3.53166659	1,000.00000000
C	36252AAK2	1,000.00000000	0.00000000	3.80221155	0.00000000	0.00000000	0.00000000	0.00000000	3.80221155	1,000.00000000
D	36252AAL0	1,000.00000000	0.00000000	2.72333341	0.00000000	0.00000000	0.00000000	0.00000000	2.72333341	1,000.00000000
E	36252AAN6	1,000.00000000	0.00000000	2.53993078	1.26228077	1.26228077	0.00000000	0.00000000	2.53993078	1,000.00000000
F	36252AAQ9	1,000.00000000	0.00000000	0.00000000	3.80221153	3.80221153	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252AAS5	1,000.00000000	0.00000000	0.00000000	3.80221148	55.94537177	0.00000000	0.00000000	0.00000000	1,000.00000000
R	36252AAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252AAE6	886.29728996	0.00000000	0.66302655	0.00000000	0.00000000	1.11872912	0.00000000	1.78175567	773.16008071
X-B	36252AAF3	1,000.00000000	0.00000000	0.27054501	0.00000000	0.00000000	0.00000000	0.00000000	0.27054501	1,000.00000000
X-D	36252AAM8	1,000.00000000	0.00000000	1.07887840	0.00000000	0.00000000	0.00000000	0.00000000	1.07887840	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/25 - 03/30/25	30	0.00	578,286.26	0.00	578,286.26	0.00	0.00	0.00	578,286.26	0.00
A-3	03/01/25 - 03/30/25	30	0.00	925,923.09	0.00	925,923.09	0.00	0.00	0.00	925,923.09	0.00
A-AB	03/01/25 - 03/30/25	30	0.00	16,960.71	0.00	16,960.71	0.00	0.00	0.00	16,960.71	0.00
X-A	03/01/25 - 03/30/25	30	0.00	414,862.34	0.00	414,862.34	0.00	0.00	0.00	414,862.34	0.00
X-B	03/01/25 - 03/30/25	30	0.00	11,655.62	0.00	11,655.62	0.00	0.00	0.00	11,655.62	0.00
A-S	03/01/25 - 03/30/25	30	0.00	172,541.38	0.00	172,541.38	0.00	0.00	0.00	172,541.38	0.00
B	03/01/25 - 03/30/25	30	0.00	152,151.26	0.00	152,151.26	0.00	0.00	0.00	152,151.26	0.00
C	03/01/25 - 03/30/25	30	0.00	179,403.55	0.00	179,403.55	0.00	0.00	0.00	179,403.55	0.00
D	03/01/25 - 03/30/25	30	0.00	114,532.51	0.00	114,532.51	0.00	0.00	0.00	114,532.51	0.00
X-D	03/01/25 - 03/30/25	30	0.00	45,373.31	0.00	45,373.31	0.00	0.00	0.00	45,373.31	0.00
E	03/01/25 - 03/30/25	30	0.00	78,002.37	0.00	78,002.37	25,895.69	0.00	0.00	52,106.68	25,895.69
F	03/01/25 - 03/30/25	30	0.00	31,204.75	0.00	31,204.75	31,204.75	0.00	0.00	0.00	31,204.75
G	03/01/25 - 03/30/25	30	1,758,356.78	128,704.60	0.00	128,704.60	128,704.60	0.00	0.00	0.00	1,893,747.03
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,758,356.78	2,849,601.75	0.00	2,849,601.75	185,805.04	0.00	0.00	2,663,796.71	1,950,847.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252AAK2	4.562654%	47,184,000.00	47,184,000.00	0.00	179,403.55	0.00	0.00	179,403.55	47,184,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,554,000.03	141,554,000.00	0.00	504,096.19	0.00	0.00	504,096.19	141,554,000.00

Exchangeable Certificate Details
PEZ	36252AAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36252AAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	74,154,879.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,860,774.78	Master Servicing Fee	7,277.24
Interest Reductions due to Nonrecoverability Determination	(9,382.94)	Certificate Administrator Fee	2,545.72
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.68
ARD Interest	0.00	Operating Advisor Fee	806.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,851,391.84	Total Fees	11,162.35

Principal		Expenses/Reimbursements
Scheduled Principal	791,083.20	Reimbursement for Interest on Advances	48,897.17
Unscheduled Principal Collections		ASER Amount	103,294.24
Principal Prepayments	70,000,000.00	Special Servicing Fees (Monthly)	24,241.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	70,791,083.20	Total Expenses/Reimbursements	176,432.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	700,000.00	Interest Distribution	2,663,796.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	70,791,083.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	700,000.00
		Borrower Option Extension Fees	0.00
Total Other Collected	700,000.00	Total Payments to Certificateholders and Others	74,154,879.91
Total Funds Collected	74,342,475.04	Total Funds Distributed	74,342,475.03

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	749,459,010.15	749,459,010.15	Beginning Certificate Balance	749,459,009.30
(-) Scheduled Principal Collections	791,083.20	791,083.20	(-) Principal Distributions	70,791,083.20
(-) Unscheduled Principal Collections	70,000,000.00	70,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	678,667,926.95	678,667,926.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	749,989,181.37	749,989,181.37	Ending Certificate Balance	678,667,926.10
Ending Actual Collateral Balance	679,332,974.56	679,332,974.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP	Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP
5,000,000 or less	6	21,981,761.78	3.24%	7	4.6349	1.891677	1.30 or less	4	62,929,389.03	9.27%	5	4.6223	0.647389
5,000,001 to 10,000,000	4	28,451,214.75	4.19%	6	4.6497	2.000908	1.31-1.40	1	11,702,800.29	1.72%	7	3.9400	1.360000
10,000,001 to 15,000,000	4	50,885,755.14	7.50%	7	4.4327	1.507432	1.41-1.50	3	66,983,926.02	9.87%	7	4.4195	1.443986
15,000,001 to 20,000,000	2	32,649,464.49	4.81%	5	4.6980	2.304371	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	78,138,631.34	11.51%	6	4.3754	1.500359	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	25,729,551.48	3.79%	7	4.4039	1.745696
40,000,001 to 50,000,000	1	42,095,763.60	6.20%	5	4.9535	2.550000	1.81-1.90	2	77,107,998.91	11.36%	7	4.2373	1.883547
50,000,001 to 60,000,000	2	108,980,340.63	16.06%	7	4.3170	2.094575	1.91-2.00	3	30,930,468.27	4.56%	7	4.2710	1.967996
60,000,001 or greater	2	170,000,000.00	25.05%	6	3.9820	2.784118	2.01-2.20	1	9,051,260.61	1.33%	6	4.7565	2.180000
Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765	2.21 or greater	8	248,747,537.12	36.65%	6	4.2722	3.025022
							Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	37	145,484,995.22	21.44%	7	4.7164	NAP
							Defeased	37	145,484,995.22	21.44%	7	4.7164	NAP
Alabama	1	4,253,216.31	0.63%	5	4.9535	2.550000
							Industrial	1	1,460,465.25	0.22%	6	5.0445	2.910000
Arizona	1	5,040,957.44	0.74%	5	4.9535	2.550000
							Lodging	10	124,635,987.75	18.36%	6	4.6585	2.165016
California	3	58,951,260.61	8.69%	7	4.3747	2.261135
							Office	4	149,475,985.66	22.02%	6	4.0558	2.447649
Florida	3	23,227,670.61	3.42%	6	4.7751	3.291068
							Retail	15	257,610,493.07	37.96%	7	4.3349	2.083176
Georgia	1	5,444,494.83	0.80%	7	4.6050	1.450000
							Totals	67	678,667,926.95	100.00%	6	4.4161	2.059765
Illinois	1	4,789,125.22	0.71%	7	4.9470	1.300000
Indiana	2	58,540,072.88	8.63%	7	4.3333	2.769703
Iowa	1	14,710,360.97	2.17%	7	4.4465	1.720000
Louisiana	1	4,251,703.04	0.63%	6	5.0100	1.490000
Maryland	1	7,107,998.91	1.05%	6	4.4030	1.820000
Massachusetts	1	57,287,728.15	8.44%	7	4.3580	1.440000
Michigan	1	11,019,190.51	1.62%	6	4.3470	1.780000
Missouri	1	1,954,877.42	0.29%	5	4.9535	2.550000
Nevada	1	1,460,465.25	0.22%	6	5.0445	2.910000
New York	2	113,453,403.37	16.72%	6	3.9456	3.145565
North Carolina	1	10,492,050.18	1.55%	5	4.9535	2.550000
Ohio	2	44,686,860.44	6.58%	5	4.4990	0.417100
Oklahoma	1	6,598,359.89	0.97%	5	4.9535	2.550000
Tennessee	1	8,518,181.83	1.26%	5	4.9535	2.550000
Texas	4	91,394,953.88	13.47%	7	4.2178	1.861911
Totals	67	678,667,926.95	100.00%	6	4.4161	2.059765

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP	Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP
	4.000% or less	2	111,702,800.29	16.46%	6	3.8281	3.195227	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	74,454,033.05	10.97%	7	4.2097	1.892393	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	238,881,186.68	35.20%	7	4.3614	1.771084	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	9,994,494.83	1.47%	7	4.5729	1.932566	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	92,438,248.59	13.62%	6	4.9077	2.442829	49 months or greater	24	533,182,931.73	78.56%	6	4.3342	2.206750
	5.001% or greater	2	5,712,168.29	0.84%	6	5.0188	1.853060	Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765
	Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP	Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP
	120 months or less	24	533,182,931.73	78.56%	6	4.3342	2.206750	Interest Only	5	224,450,000.00	33.07%	7	4.0651	2.665562
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	19	308,732,931.73	45.49%	6	4.5299	1.873192
	Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765	299 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	145,484,995.22	21.44%	7	4.7164	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	496,218,274.70	73.12%	6	4.3165	2.333046
	13 to 24 months	4	36,964,657.03	5.45%	5	4.5720	0.511342
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	678,667,926.95	100.00%	6	4.4161	2.059765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30310207	OF	New York	NY	Actual/360	3.815%	328,513.89	0.00	0.00	N/A	10/06/25	--	100,000,000.00	100,000,000.00	03/01/25
2	30520837	RT	Lubbock	TX	Actual/360	4.221%	254,402.36	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	04/06/25
3	30520840	LO	Boston	MA	Actual/360	4.358%	215,485.22	133,312.92	0.00	N/A	11/06/25	--	57,421,041.07	57,287,728.15	04/04/25
4	30310208	OF	Los Angeles	CA	Actual/360	4.593%	276,855.83	70,000,000.00	0.00	N/A	11/06/25	--	70,000,000.00	0.00	04/04/25
5	30520835	RT	Fort Wayne	IN	Actual/360	4.271%	190,525.30	105,394.33	0.00	N/A	11/06/25	--	51,798,006.81	51,692,612.48	03/06/25
6	30310209	LO	Various	Various	Actual/360	4.954%	179,560.06	0.00	0.00	N/A	09/05/25	--	42,095,763.60	42,095,763.60	04/04/25
7	30520803	OF	Mason	OH	Actual/360	4.499%	109,602.86	52,264.11	0.00	N/A	09/05/25	--	28,290,895.45	28,238,631.34	08/06/24
8	30310211	MF	Palatine	IL	Actual/360	4.862%	122,896.22	43,555.90	0.00	N/A	11/06/25	--	29,353,802.05	29,310,246.15	04/06/25
9	30520826	MF	Panama City Beach	FL	Actual/360	4.569%	113,766.28	45,601.25	0.00	N/A	10/06/25	--	28,915,667.34	28,870,066.09	04/04/25
10	30520831	OF	Various	Various	Actual/360	4.906%	99,023.48	46,412.60	0.00	N/A	11/06/25	--	23,439,667.64	23,393,255.04	04/04/25
11	30520839	RT	Grass Valley	CA	Actual/360	4.310%	96,124.97	0.00	0.00	N/A	11/06/25	--	25,900,000.00	25,900,000.00	04/04/25
12	30310212	RT	San Jose	CA	Actual/360	4.301%	88,877.00	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	04/06/25
13	30310210	LO	Orlando	FL	Actual/360	4.900%	68,507.83	34,983.88	0.00	N/A	10/06/25	--	16,236,219.27	16,201,235.39	04/04/25
14	30520804	OF	Blue Ash	OH	Actual/360	4.499%	63,840.66	30,442.42	0.00	N/A	09/05/25	--	16,478,671.52	16,448,229.10	04/04/25
15	30520830	RT	Cedar Falls	IA	Actual/360	4.447%	56,436.60	29,160.34	0.00	N/A	11/06/25	--	14,739,521.31	14,710,360.97	04/04/25
16	30310213	RT	Latham	NY	Actual/360	4.917%	57,062.14	24,824.29	0.00	N/A	10/06/25	--	13,478,227.66	13,453,403.37	03/06/25
17	30520834	RT	Garland	TX	Actual/360	3.940%	39,803.12	28,921.47	0.00	N/A	11/06/25	--	11,731,721.76	11,702,800.29	04/04/25
18	30520824	RT	Rochester	MI	Actual/360	4.347%	41,344.30	25,836.44	0.00	N/A	10/06/25	--	11,045,026.95	11,019,190.51	04/04/25
19	30520807	LO	Charlotte	NC	Actual/360	4.550%	35,335.71	31,705.21	0.00	N/A	09/05/25	--	9,018,684.72	8,986,979.51	03/06/25
20	30520829	LO	Redding	CA	Actual/360	4.757%	37,154.15	19,852.53	0.00	N/A	10/06/25	--	9,071,113.14	9,051,260.61	04/04/25
21	30520827	SS	Gaithersburg	MD	Actual/360	4.871%	33,750.61	13,856.28	0.00	N/A	10/06/25	--	8,046,449.19	8,032,592.91	04/04/25
22	30310214	RT	Granger	IN	Actual/360	4.800%	28,364.51	14,920.38	0.00	N/A	11/06/25	--	6,862,380.78	6,847,460.40	04/06/25
23	30520828	RT	Walkersville	MD	Actual/360	4.403%	26,993.68	11,578.56	0.00	N/A	10/06/25	--	7,119,577.47	7,107,998.91	04/04/25
24	30310215	RT	Littleton	NH	Actual/360	4.779%	25,659.57	13,597.45	0.00	N/A	11/06/25	--	6,234,587.87	6,220,990.42	04/06/25
25	30520842	SS	Reno	NV	Actual/360	4.620%	27,641.00	10,794.26	0.00	N/A	11/06/25	--	6,947,884.58	6,937,090.32	04/04/25
26	30310216	OF	Los Angeles	CA	Actual/360	4.816%	30,063.43	0.00	0.00	N/A	11/06/25	--	7,250,000.00	7,250,000.00	04/06/25
27	30310217	RT	Rincon	GA	Actual/360	4.572%	27,955.76	0.00	0.00	N/A	10/06/25	--	7,100,000.00	7,100,000.00	04/06/25
28	30520832	SS	Little Elm	TX	Actual/360	3.990%	19,491.83	13,886.90	0.00	N/A	11/06/25	--	5,673,100.95	5,659,214.05	04/04/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30520841	RT	Rome	GA	Actual/360	4.605%	21,638.13	12,216.12	0.00	N/A	11/06/25	--	5,456,710.95	5,444,494.83	04/04/25
30	30310218	RT	Conyers	GA	Actual/360	4.671%	23,972.61	0.00	0.00	N/A	10/06/25	--	5,960,000.00	5,960,000.00	04/06/25
31	30310219	OF	Chicago	IL	Actual/360	4.947%	20,441.49	9,439.39	0.00	N/A	11/06/25	--	4,798,564.61	4,789,125.22	04/06/25
32	30520838	RT	McKinney	TX	Actual/360	4.040%	15,532.84	10,851.99	0.00	N/A	11/06/25	--	4,464,885.04	4,454,033.05	04/04/25
33	30310220	RT	Ponchatoula	LA	Actual/360	5.010%	18,381.50	9,027.58	0.00	N/A	10/06/25	--	4,260,730.62	4,251,703.04	04/06/25
34	30310221	MF	Boston	MA	Actual/360	4.854%	17,933.30	7,936.97	0.00	N/A	11/06/25	--	4,289,992.91	4,282,055.94	04/06/25
35	30520836	RT	Seminole	FL	Actual/360	4.535%	17,766.42	0.00	0.00	N/A	11/06/25	--	4,550,000.00	4,550,000.00	04/04/25
36	30296403	MH	Various	IN	Actual/360	4.768%	14,329.70	7,625.08	0.00	N/A	11/06/25	--	3,490,129.87	3,482,504.79	04/06/25
38	30310222	RT	Homosassa	FL	Actual/360	4.400%	0.00	0.00	0.00	N/A	11/06/25	--	2,476,435.22	2,476,435.22	12/06/23
39	30310223	IN	Las Vegas	NV	Actual/360	5.045%	6,357.48	3,084.55	0.00	N/A	10/06/25	--	1,463,549.80	1,460,465.25	04/06/25
Totals							2,851,391.84	70,791,083.20	0.00				749,459,010.15	678,667,926.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	66,088,230.45	49,063,514.97	01/01/24	12/31/24	--	0.00	0.00	328,083.33	328,083.33	0.00	0.00
2	17,122,842.36	17,168,750.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	18,879,188.48	21,572,382.60	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,563,164.77	23,087,152.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	10,014,686.00	01/01/24	12/31/24	02/06/25	26,665,203.32	97,966.11	197,730.50	197,730.50	725,636.42	0.00
6	32,606,008.79	35,005,249.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	622,826.10	0.00	--	--	12/06/24	6,405,931.10	194,541.43	136,808.62	1,099,432.99	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,923,346.38	3,031,615.01	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,357,715.18	2,171,786.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	12,731,697.58	14,050,009.17	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,817,950.60	1,269,013.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,671,858.00	1,849,138.46	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,163,345.00	01/01/24	12/31/24	12/06/24	2,417,789.64	10,225.67	71,602.73	71,602.73	0.00	0.00
17	1,730,944.38	1,241,591.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,417,619.64	1,546,048.33	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	66,633.20	66,633.20	0.00	0.00	Full Defeasance
20	2,139,643.14	1,662,824.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,396,911.16	1,307,755.72	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	823,763.16	889,202.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	702,911.05	625,000.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	504,318.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	662,531.45	644,273.21	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	473,699.45	522,653.94	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	341,663.01	539,086.76	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	349,540.94	0.00	--	--	12/06/24	560,866.47	17,790.39	(66.15)	177,241.00	73,914.05	0.00
39	344,638.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	184,273,012.95	188,425,079.63				36,049,790.53	320,523.60	800,792.23	1,940,723.75	799,550.47	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	30310208	70,000,000.00	Payoff Prior to Maturity	700,000.00	0.00
Totals		70,000,000.00		700,000.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/11/25	0	0.00	0	0.00	2	30,715,066.56	3	93,384,647.19	1	2,476,435.22	0	0.00	0	0.00	1	70,000,000.00	4.416148%	4.398190%	6
03/12/25	1	13,478,227.66	0	0.00	2	30,767,330.67	4	96,043,565.14	0	0.00	0	0.00	0	0.00	0	0.00	4.432784%	4.415472%	7
02/12/25	1	13,508,458.50	0	0.00	2	30,829,982.28	4	96,259,869.81	0	0.00	0	0.00	0	0.00	0	0.00	4.432910%	4.415593%	8
01/13/25	1	52,025,984.80	0	0.00	2	30,881,802.91	4	96,440,838.40	0	0.00	0	0.00	0	0.00	0	0.00	4.433009%	4.415688%	9
12/12/24	0	0.00	0	0.00	2	30,939,042.15	4	96,626,738.76	0	0.00	0	0.00	0	0.00	0	0.00	4.433107%	4.415783%	10
11/13/24	0	0.00	1	28,511,959.21	1	2,487,954.15	4	96,823,809.11	0	0.00	0	0.00	0	0.00	0	0.00	4.433213%	4.415885%	11
10/11/24	1	28,563,168.50	0	0.00	1	2,493,529.27	4	97,008,256.04	0	0.00	0	0.00	0	0.00	0	0.00	4.433310%	4.415979%	12
09/12/24	0	0.00	0	0.00	1	2,499,387.68	4	97,203,925.03	0	0.00	0	0.00	0	0.00	0	0.00	4.433414%	4.416080%	13
08/12/24	0	0.00	0	0.00	1	2,504,919.65	4	97,386,929.40	0	0.00	0	0.00	0	0.00	0	0.00	4.433510%	4.416172%	14
07/12/24	0	0.00	0	0.00	2	31,229,579.57	4	97,569,239.35	0	0.00	0	0.00	0	0.00	0	0.00	4.433605%	4.416263%	15
06/12/24	0	0.00	1	28,773,140.50	1	2,516,227.40	4	97,762,847.89	0	0.00	0	0.00	0	0.00	0	0.00	4.433707%	4.416362%	16
05/10/24	2	128,823,341.84	0	0.00	1	2,521,695.80	4	97,943,731.23	0	0.00	0	0.00	0	0.00	0	0.00	4.433801%	4.416452%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30310207	03/01/25	0	B	328,083.33	328,083.33	0.00	100,000,000.00
5	30520835	03/06/25	0	B	197,730.50	197,730.50	4,691,402.84	51,798,006.81	07/15/20	98		09/20/22
7	30520803	08/06/24	7	6	136,808.62	1,099,432.99	6,400.00	28,668,543.83	09/25/23	98		11/16/23
16	30310213	03/06/25	0	B	71,602.73	71,602.73	33.91	13,478,227.66	06/24/20	7		06/01/21
19	30520807	03/06/25	0	B	66,633.20	66,633.20	0.00	9,018,684.72
38	30310222	12/06/23	15	6	(66.15)	177,241.00	214,776.34	2,549,646.51	12/12/23	7	03/20/24		04/11/25
Totals					800,792.23	1,940,723.75	4,912,613.09	205,513,109.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		308,277,520	266,585,485	0		41,692,035
7 - 12 Months		370,390,407	316,221,360	0		54,169,048
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	678,667,927	634,499,457	0	0	28,238,631	15,929,839
Mar-25	749,459,010	705,213,452	0	0	28,290,895	15,954,663
Feb-25	750,394,598	706,056,157	13,508,459	0	30,829,982	0
Jan-25	751,178,970	654,738,132	52,025,985	0	2,476,435	41,938,418
Dec-24	751,965,916	707,469,334	0	0	2,482,054	42,014,528
Nov-24	752,799,600	708,215,915	0	0	2,487,954	42,095,731
Oct-24	753,580,251	708,915,507	0	0	2,493,529	42,171,215
Sep-24	754,407,867	709,656,664	0	0	2,499,388	42,251,816
Aug-24	755,182,272	710,350,673	0	0	2,504,920	42,326,679
Jul-24	755,953,670	711,041,994	0	0	2,510,431	42,401,246
Jun-24	756,772,366	711,775,177	0	0	2,516,227	42,480,962
May-24	757,537,589	612,460,979	100,000,000	0	2,521,696	42,554,915
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30520835	51,692,612.48	51,798,006.81	83,000,000.00	02/13/24	10,014,686.00	2.82000	12/31/24	11/06/25	247
7	30520803	28,238,631.34	28,668,543.83	24,800,000.00	10/30/23	257,127.10	0.13000	06/30/23	09/05/25	247
16	30310213	13,453,403.37	13,478,227.66	12,400,000.00	04/09/24	1,163,345.00	1.18000	12/31/24	10/06/25	247
38	30310222	2,476,435.22	2,549,646.51	2,500,000.00	01/19/24	346,777.94	1.92000	06/30/23	11/06/25	247
Totals		95,861,082.41	96,494,424.81	122,700,000.00		11,781,936.04

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30520835	RT	IN	07/15/20	98

4/7/2025 - Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder. A foreclosure complaint was filed and a receiver is now in place as of September 2022. The receiver has been successfully working to maintain tenancy and attract new tenants to the Property. The receiver has engaged Property Manager to manage and lease the property. The property is currently84% occupied as of YE 2024. Borrower and Lender are in discussions to a Deed-in-lieu/Foreclosure or another form of transition from the Property, which includes a possible loan assumption with modifications with potential buyer. Lender is reviewing current offers to purchase property and assuming modified debt.

7	30520803	OF	OH	09/25/23	98

4/7/2025 - The Loan originally transferred into SS to Greystone on 09/25/23 for Imminent Monetary Default due to non-payment of Property taxes and operating shortfalls by the Borrower. The Loan subsequently transferred to LNR on 12/26/24.

The collateral is a 334,930-square foot two-building, six-story, suburban office development located in Deerfield Township, Warren County, Ohio. The improvements were constructed in 1999 through 2001 and are situated on a 15.87-acre site. The Property is presently 40.5% occupied. A foreclosure complaint was filed on 11/16/23 and Consent Judgment was filed on 1/24/24. The Property is controlled by a court-appointed receiver.

16	30310213	RT	NY	06/24/20	7

4/7/2025 - There are 2 collateral properties for this loan, both of which have become REO since March 2025. Of those, 2 remain REO. Latham Crossing: an 83,631 nrsf shopping center on 10 acres in Latham, NY, within the E Outer Albany retail submarket. Buil t in 1990, and are 93.7% occupied by 5 tenants, including Staples and PetSmart. The Property is encumbered by a 90-year ground lease which expires 5/31/2057. DM: Property inspection (2024) did not note any DM. The property is in good to fair condition. Addressing immediate DM/ life safety. Leasing Summary: Actively listing the 1 vacancy. No new leasing to date. Marketing Summary: The asset is not presently listed for sale. Crossroads Plaza: a 17,235 nrsf free-standing retail building on 1.5 acres in Lath am, NY, within the E Outer Albany retail submarket. Built in 1990, and 100% occupied by Dollar Tree and Goodyear. DM: Property inspection (2024) did not note any DM. The property is in good to fair condition with average street appeal and visibility. Leasing Summary: The Property is currently 100% occupied by two tenants. Marketing Summary: The asset is not presently listed for sale. Holding approximately $115K at the properties towards OPEX, Capex and any leasing costs.

38	30310222	RT	FL	12/12/23	7

4/7/2025 - REO Title Date: March 11, 2025. Description of Collateral: Subject is a vacant CVS property totaling 14,138 SF located on a 1.51-acre site at 3959 South Suncoast Boulevard in Homosassa, FL. Property was originally built in 2003. It is located across the street from a Publix-anchored shopping center. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Per most recent inspection property is in average condition. Leasing Summary: Marketing space for lease. Crossman has been appointed as PM/easing agent. Marketing Summary: Asset is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30520840	64,355,061.37	4.35800%	64,024,213.03 4.35800%		8	07/16/20	05/06/20	07/20/20
3	30520840	0.00	4.35800%	0.00	4.35800%	8	07/20/20	05/06/20	07/16/20
6	30310209	233,317,513.90	4.95350%	233,317,513.90 4.95350%		8	06/18/21	04/06/20	06/18/21
Totals		297,672,575.27		297,341,726.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	11,150.96	0.00	0.00	97,966.11	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,090.40	0.00	0.00	24,789.89	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	(19,461.76)	0.00	0.00	48,894.26	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	9,382.94	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.91	0.00	0.00	0.00
Total	0.00	0.00	24,241.36	0.00	0.00	103,294.24	0.00	9,382.94	48,897.17	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		185,815.71

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Supplemental Notes
None

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